Note 17	6 Months Ended
Jun. 30, 2021
Intangible Assets [Abstract]
Disclosure of intangible assets [text block]	Intangible assetsGoodwill
The breakdown of the balance under this heading in the accompanying condensed consolidated balance sheets, according to the cash-generating unit (hereinafter “CGU”) to which goodwill has been allocated, is as follows:

Goodwill. Breakdown by CGU and changes of the year (Millions of Euros)
	The United States (*)	Mexico	Turkey	Colombia	Chile	Other	Total

Balance as of December 31, 2019	3,846	550	346	164	27	22	4,955
Additions	—	—	—	—	—	—	—
Exchange difference	(22)	(72)	(92)	(21)	—	(1)	(208)
Impairment	(2,084)	—	—	—	—	(13)	(2,097)
Companies held for sale	(1,740)	—	—	—	—	—	(1,740)
Other	—	—	—	—	—	—	—
Balance as of December 31, 2020	—	478	254	143	27	8	910
Additions	—	—	—	—	—	—	—
Exchange difference	—	17	(30)	(8)	—	—	(21)
Impairment	—	—	—	—	—	—	—
Companies held for sale	—	—	—	—	—	—	—
Other	—	—	—	—	—	—	—
Balance as of June 30, 2021	—	495	224	135	27	8	889
(*) Since the sale of BBVA USA, the United States is no longer considered a CGU (see Note 3).
Impairment test
As mentioned in Note 2.2.7 of the consolidated financial statements for the year 2020, the CGUs to which goodwill has been allocated are periodically tested for impairment by including the allocated goodwill in their carrying amount. This analysis is performed at least annually or whenever there is any indication of impairment. As of and for the six months ended June 30, 2021, no indicators of impairment have been identified in any of the CGUs.
Other intangible assets
The breakdown of the balance and changes of this heading in the accompanying condensed consolidated balance sheets, according to the nature of the related items, is as follows:

Other intangible assets (Millions of Euros)
	June 2021	December 2020
Computer software acquisition expense	1,223	1,202
Other intangible assets with an infinite useful life	12	12
Other intangible assets with a definite useful life	180	221
Total	1,414	1,435